Concentrations of risk	9 Months Ended	12 Months Ended
	Jan. 31, 2026	Apr. 30, 2025
Risks and Uncertainties [Abstract]
Concentrations of risk

Note 12 – Concentrations of risk

For the three months ended January 31, 2026, four major customers accounted for approximately 12.7%, 12.1%, 11.8%, and 11.0% of the Target Company’s total revenue. For the nine months ended January 31, 2026, four major customers accounted for approximately 12.2%, 12.0%, 11.4%, and 10.7% of the Target Company’s total revenue.

As of January 31, 2026, six customers accounted for approximately 18.7%, 15.7%, 12.9%, 12.2%, 11.4% and 10.5% of the Target Company’s accounts receivable balance.

No single supplier accounted for 10% or more of the total purchases for the three months and nine months periods January 31, 2026.

Note 12 – Concentrations of risk

For the year ended April 30, 2025, six major customers accounted for approximately 16.0%, 15.1%, 12.8%, 12.8%, 12.2%, and 10.8% of The Target Company’s total revenue. For the year ended April 30, 2024, four major customers accounted for approximately 32.1%, 25.4%, 10.9%, and 10.1% of The Target Company’s total revenue.

As of April 30, 2025, three customers accounted for approximately 42.6%, 37.3% and 20.1% of The Target Company’s accounts receivable balance. As of April 30, 2024, two customers accounted for approximately 53.2%, and 46.8% of The Target Company’s accounts receivable balance

No single supplier accounted for 10% or more of the total purchases for the years ended April 30, 2025 and 2024.